13. Income Taxes (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Components of the deferred tax asset:
Bad debts	$ 1,244,563	$ 1,176,534
Deferred compensation	12,898	16,599
Contingent liability - MPF program	17,838	17,838
Capital lease	11,930	23,287
Unrealized loss on securities AFS	0	172,143
Other	16,346	11,968
Total deferred tax asset	1,303,575	1,418,369
Components of the deferred tax liability:
Depreciation	384,197	257,463
Limited partnerships	76,995	16,407
Mortgage servicing rights	197,311	211,039
Unrealized gain on debt securities AFS	69,242	0
Investment in CFS Partners	71,054	74,377
Operating lease	226	0
Prepaid expenses	68,738	79,479
Fair value adjustment on acquired loans	0	6,171
Total deferred tax liability	867,763	644,936
Net deferred tax asset	$ 435,812	$ 773,433